SEGMENT INFORMATION	3 Months Ended
Jul. 31, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 12 — SEGMENT INFORMATION

The Company operates as a single operating and reportable segment consisting of its community convenience store franchising business and related planned digital store-management support services. The Company’s Chief Executive Officer is the chief operating decision maker (the “CODM”). The CODM assesses performance and allocates resources primarily based on revenue, operating expenses, net loss and cash and liquidity.

For the three months ended July 31, 2026, segment revenue was $723. The significant segment expenses regularly provided to the CODM were consulting and advisory expense of $190,000, audit and professional fees of $3,000, and bank and transaction fees of $16, resulting in segment net loss of $192,293. Segment assets were $68,489 as of July 31, 2026. Because the Company has one reportable segment, these amounts are the same as the corresponding amounts reported in the Company’s financial statements. All revenue for the three months ended July 31, 2026 was derived from one customer located in the PRC, and the Company had no material long-lived assets as of July 31, 2026.